Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Amount Due from and Due to Related Parties

The amount due from related parties consists of the following:

RP Name	Relationship	Nature	December 31, 2024	December 31, 2023
Mr. Lihai Zhang	Senior Employee	Advances for operational purpose	$-	$874,397
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	Short-term loans bearing no interests	-	1,165,480
Total			$-	$2,039,877

The amount due to related parties consists of the following:

RP Name	Relationship	Nature	December 31, 2024	December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	Advances for operational purpose	$-	$2,893
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 90% of the company’s shares	Advances for operational purpose	-	7,887
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	Advances for operational purpose	94,864	-
Mr. Lihai Zhang	Senior Employee	Advances for operational purpose	54,139	-
Mr. Chun Gao	Senior Employee	Advances for operational purpose	-	16,579
Shenzhen Longanda Environmental Protection Equipment Co., Ltd.	Mr. Chun Gao holds 50% of the shares of the company	Advances for operational purpose	-	2,725
Ms. Xing Wang	Executive Director	Advances for deferred offering costs	489,591	422,223
Ms. Xing Wang	Executive Director	Advances for operational purpose	1,007,918	818,458
Total			$1,646,512	$1,270,765
1)Advanced from related parties:
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	$4,041,140	$-	$-
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	-	-	1,713,361
Mr. Lihai Zhang	Senior Employee	54,919	-	-
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 90% of the company’s shares	486,829	-	-
Mr. Chun Gao	Senior Employee	-	18,036	-
Shenzhen Longanda Environmental Protection Equipment Co., Ltd.	Mr. Chun Gao holds 50% of the shares of the company	-	1,652	83,149
Ms. Xing Wang	Executive Director	189,460	244,288	574,170
Total		$4,772,348	$263,976	2,370,680
2)Repayments to related parties:
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Mr. Lihai Zhang	Senior Employee	$130,929	$12,757	$783,977
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	-	464,368	386,092
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	1,595,893	951,854	-
Ms. Laidi Wei	Immediate family member of Mr. Zhengjun Tao	-	38,960	-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	-	922,863	583,986
Mr. Chun Gao	Senior Employee	64,687	-	357,031
Total		$1,791,509	$2,390,802	$2,111,086
3)Proceeds from disposal of revenue equipment collected by a related party：
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$6,232	$14,719	$1,118
Mr. Lihai Zhang	Senior Employee	695	16,636	20,776
Mr. Chun Gao	Senior Employee	-	1,412	42,354
Total		$6,927	$32,767	$64,248
4)Purchase of revenue equipment paid by related parties:
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2023
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	$123,872	$45,957	$446
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	-	-	2,362
Mr. Lihai Zhang	Senior Employee	-	-	15,307
Total		$123,872	$45,957	$18,115

Amount due from related parties:

RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Mr. Lihai Zhang	Senior Employee	$199,528	$-	$1,552,250
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	-	472,277	461,903
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	1,475,399	656,803	-
Mr. Chun Gao	Senior Employee	48,328	-	60,072
Total		$1,723,255	$1,129,080	$2,074,225

Offset by amount due to related parties:

RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd.	Mr. Zhengjun Tao holding 100% of the company’s shares	$494,612	$-	$-
Mr. Zhengjun Tao	Chairman and Chief Executive Officer	-	-	2,074,225
Mr. Lihai Zhang	Senior Employee	-	847,350	-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	1,228,643	281,730	-
Total		1,723,255	1,129,080	$2,074,225
6)Borrowings from a related party to pay deferred offering cost
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Ms. Xing Wang	Executive Director	$67,368	$109,617	$312,606
7)Collection from loans to related parties
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Mr. Lihai Zhang	Senior Employee	$862,756	$-	$-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	1,149,963	-	-
Total		$2,012,719	$-	$-
8)Offset between related parties and prepayment to suppliers
RP Name	Relationship	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Mr. Lihai Zhang	Senior Employee	$67,904	$-	$-
Ms. Shasha Chen	Spouse of Mr. Zhengjun Tao	2,716,267	-	-
Total		$2,784,171	$-	$-

Schedule of Collateral and Guarantee made by Related Parties to the Company

The collateral and guarantee made by related parties to the Company as of December 31, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2024

Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Agricultural Bank of China	From December, 2024 to December, 2025	$684,997	$684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen	China CITIC Bank Co., LTD. Ningbo branch	From July, 2024 to July, 2025	684,997	684,997
Guarantee by Mr. Zhengjun, Tao, Ms. Shasha, Chen and Zhejiang Haoxin	Huishang Bank Co., LTD. Ningbo Beilun branch	From September, 2024 to March, 2025	684,997	684,997
Guarantee by Mr. Zhengjun, Tao and Ms. Shasha, Chen pledges of mortgages of real estate	Bank of China Limited Zhenhai branch	From December, 2024 to December, 2025	438,398	438,399
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao	Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	218,097	218,097
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to April 2026	160,464	160,464
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From May 2024 to November 2026	99,146	99,146
Total			$2,971,097	$2,971,097

The collateral and guarantee made by related parties to the Company as of December 31, 2023 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of December 31, 2023
Guaranteed by Henan SME Investment Guarantee Co., Ltd, counter-guaranteed by Ms. Chen Shasha, pledged by accounts receivable of the Ningbo Haoxin International Logistics Co., Ltd.	Shuanghui Commercial Factoring Co., Ltd.	From February, 2023 to May, 2027	$42,254	$36,620
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd, Ms. Shasha Chen and Mr. Zhengjun Tao	Zhongli International Leasing Co., Ltd.	From September 2023 to September 2028	386,527	386,527
Guaranteed by Zhejiang Haoxin Logistics Co., Ltd., Ms. Shasha Chen and Mr. Zhengjun Tao	Far East Hongxin Inclusive Financial Leasing (Tianjin) Co., Ltd.	From November 2023 to April 2026	378,536	378,536
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen, pledged by real estate owned by Mr. Zhengjun Tao and Ms. Shasha Chen	Ningbo Beilun Branch of Linshang Bank Co., Ltd.	From July, 2023 to July, 2024	281,694	281,694
Guaranteed by Mr. Zhengjun Tao and Ms. Shasha Chen	Agricultural Bank of China	From December, 2023 to December, 2024	704,235	704,235
Guaranteed by Mr. Lihai Zhang, Ms. Hongyan Zhang and Mr. Chengzhi Zhao, pledged by accounts receivable of the Shenzhen Haiyue Freight Co., Ltd. and a real estate owned by Ms. Hongyan Zhang	Bank of China	From March, 2023 to March, 2024	985,929	926,774
Guaranteed by Ningbo Haoxin International Logistics Co., Ltd., Shenzhen Longanda Freight Co., Ltd., Ms. Hongyan Zhang and Mr. Chengzhi Zhao	Bank of China	From March, 2023 to March, 2024	140,847	39,437
			$2,920,022	$2,753,823